UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio              August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    127

Form 13F Information Table Value Total:   $672,450
                                           (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                      VALUE     SHRS OR   SH/ PUT/   INVSMT    OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN    MGRS   SOLE       SHARED  NONE

3M CO                          COM              88579Y101      749        10,766 SH         SOLE      NONE      10,766
ABBOTT LABS                    COM              002824100      214         4,048 SH         SOLE      NONE       4,048
ALESCO FINL INC                COM              014485106    5,037     2,518,596 SH         SOLE      NONE   2,518,596
ALLIED WASTE INDS INC          COM PAR$.01NEW   019589308   29,175     2,311,782 SH         SOLE      NONE   2,311,782
ALTRIA GROUP INC               COM              02209S105    3,830       186,264 SH         SOLE      NONE     186,264
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      546        10,350 SH         SOLE      NONE      10,350
AMERICA SVC GROUP INC          COM              02364l109      204        22,292 SH         SOLE      NONE      22,292
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106   19,551     1,434,426 SH         SOLE      NONE   1,434,426
AMERICREDIT CORP               COM              03060R101   14,032     1,627,848 SH         SOLE      NONE   1,627,848
AMERISAFE INC                  COM              03071H100      303        19,015 SH         SOLE      NONE      19,015
AMTRUST FINANCIAL SERVICES I   COM              032359309    2,002       158,866 SH         SOLE      NONE     158,866
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    6,020     1,303,030 SH         SOLE      NONE   1,303,030
AVX CORP NEW                   COM              002444107      118        10,425 SH         SOLE      NONE      10,425
BANK OF NEW YORK MELLON CORP   COM              064058100      521        13,761 SH         SOLE      NONE      13,761
BANK OF AMERICA CORPORATION    COM              060505104      558        23,362 SH         SOLE      NONE      23,362
BERKSHIRE HATHAWAY INC DEL     CL B             084670207   25,404         6,332 SH         SOLE      NONE       6,332
BP PLC                         SPONSORED ADR    055622104      782        11,246 SH         SOLE      NONE      11,246
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104      541        16,627 SH         SOLE      NONE      16,627
BROOKLINE BANCORP INC DEL      COM              11373m107      201        21,025 SH         SOLE      NONE      21,025
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    9,647       426,851 SH         SOLE      NONE     426,851
CAPITAL ONE FINL CORP          COM              14040H105   14,665       385,815 SH         SOLE      NONE     385,815
CASTLEPOINT HOLDINGS LTD       COM              G19522112    7,487       823,677 SH         SOLE      NONE     823,677
CATO CORP NEW                  CL A             149205106      208        14,575 SH         SOLE      NONE      14,575
CENTEX CORP                    COM              152312104      325        24,272 SH         SOLE      NONE      24,272
CENTURYTEL INC                 COM              156700106    5,519       155,068 SH         SOLE      NONE     155,068
CIMAREX ENERGY CO              COM              171798101      345         4,950 SH         SOLE      NONE       4,950
CINCINNATI FINL CORP           COM              172062101    6,675       262,782 SH         SOLE      NONE     262,782
CINTAS CORP                    COM              172908105   17,673       666,638 SH         SOLE      NONE     666,638
CIT GROUP INC                  COM              125581108      347        50,995 SH         SOLE      NONE      50,995
CLOROX CO DEL                  COM              189054109    7,694       147,400 SH         SOLE      NONE     147,400
COCA COLA CO                   COM              191216100      378         7,270 SH         SOLE      NONE       7,270
COLEMAN CABLE INC              COM              193459302   11,821     1,145,445 SH         SOLE      NONE   1,145,445
COMCAST CORP NEW               CL A             20030n101   16,464       867,921 SH         SOLE      NONE     867,921
CONSOL ENERGY INC              COM              20854P109   31,967       284,477 SH         SOLE      NONE     284,477
COVIDIEN LTD                   COM              G2552X108    8,214       171,519 SH         SOLE      NONE     171,519
DELL INC                       COM              24702R101      277        12,641 SH         SOLE      NONE      12,641
DINEEQUITY INC                 COM              254423106      256         6,865 SH         SOLE      NONE       6,865
DUN & BRADSTREET CORP DEL NE   COM              26483E100    8,975       102,403 SH         SOLE      NONE     102,403
ELECTRONICS FOR IMAGING INC    COM              286082102      281        19,275 SH         SOLE      NONE      19,275
EXXON MOBIL CORP               COM              30231G102    1,206        13,682 SH         SOLE      NONE      13,682
FAIR ISAAC CORP                COM              303250104      884        42,565 SH         SOLE      NONE      42,565
FEDERAL NATL MTG ASSN          COM              313586109    1,752        89,789 SH         SOLE      NONE      89,789
FBR CAPITAL MARKETS CORP       COM              30247C301    2,941       584,697 SH         SOLE      NONE     584,697
FIFTH THIRD BANCORP            COM              316773100      279        27,375 SH         SOLE      NONE      27,375
FORD MTR CO DEL                COM PAR $0.01    345370860       69        14,431 SH         SOLE      NONE      14,431
FOREST CITY ENTERPRISES INC    CL A             345550107      443        13,950 SH         SOLE      NONE      13,950
FEDERAL HOME LN MTG CORP       COM              313400301   12,848       783,423 SH         SOLE      NONE     783,423
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      501       333,926 SH         SOLE      NONE     333,926
GANNETT INC                    COM              364730101   15,885       733,054 SH         SOLE      NONE     733,054
GARMIN LTD                     ORD              G37260109      247         5,775 SH         SOLE      NONE       5,775
GENERAL COMMUNICATION INC      CL A             369385109      822       119,705 SH         SOLE      NONE     119,705
GENERAL ELECTRIC CO            COM              369604103      997        37,345 SH         SOLE      NONE      37,345
GOLDMAN SACHS GROUP INC        COM              38141G104      316         1,808 SH         SOLE      NONE       1,808
GOOGLE INC                     CL A             38259P508      306           582 SH         SOLE      NONE         582
GULFSTREAM INTL GROUP INC      COM              402738108      403       183,380 SH         SOLE      NONE     183,380
HEARST-ARGYLE TELEVISION INC   COM              422317107    6,226       324,290 SH         SOLE      NONE     324,290
HOME DEPOT INC                 COM              437076102   14,310       611,033 SH         SOLE      NONE     611,033
HORSEHEAD HLDG CORP            COM              440694305   12,161     1,000,053 SH         SOLE      NONE   1,000,053
ILLINOIS TOOL WKS INC          COM              452308109   13,663       287,590 SH         SOLE      NONE     287,590
ISHARES TR                     RUSL 3000 VALU   464287663      217         2,420 SH         SOLE      NONE       2,420
JOHNSON & JOHNSON              COM              478160104   14,235       221,254 SH         SOLE      NONE     221,254
JONES APPAREL GROUP INC        COM              480074103    4,473       325,318 SH         SOLE      NONE     325,318
JOURNAL COMMUNICATIONS INC     CL A             481130102       61        12,570 SH         SOLE      NONE      12,570
JP MORGAN CHASE & CO           COM              46625H100      779        22,712 SH         SOLE      NONE      22,712
KEY ENERGY SVCS INC            COM              492914106   23,606     1,215,569 SH         SOLE      NONE   1,215,569
KOHLS CORP                     COM              500255104   20,277       506,407 SH         SOLE      NONE     506,407
KRAFT FOODS INC                CL A             50075n104    4,606       161,892 SH         SOLE      NONE     161,892
K-SWISS INC                    CL A             482686102    1,635       111,250 SH         SOLE      NONE     111,250
LANCASTER COLONY CORP          COM              513847103    8,119       268,116 SH         SOLE      NONE     268,116
LEE ENTERPRISES INC            COM              523768109    2,320       581,520 SH         SOLE      NONE     581,520
LEGACY RESERVES LP             UNIT LP INT      524707304    5,305       213,830 SH         SOLE      NONE     213,830
LEGG MASON INC                 COM              524901105      386         8,849 SH         SOLE      NONE       8,849
LEUCADIA NATL CORP             COM              527288104   30,684       653,678 SH         SOLE      NONE     653,678
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    1,562       108,498 SH         SOLE      NONE     108,498
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    9,887       415,065 SH         SOLE      NONE     415,065
LOUISIANA PAC CORP             COM              546347105      437        51,500 SH         SOLE      NONE      51,500
LOWES COS INC                  COM              548661107      282        13,599 SH         SOLE      NONE      13,599
MANPOWER INC                   COM              56418H100    1,228        21,085 SH         SOLE      NONE      21,085
MARKEL CORP                    COM              570535104      356           970 SH         SOLE      NONE         970
MBIA INC                       COM              55262c100       69        15,725 SH         SOLE      NONE      15,725
MEDIACOM COMMUNICATIONS CORP   CL A             58446k105      977       182,926 SH         SOLE      NONE     182,926
MERCURY GENL CORP NEW          COM              589400100   11,194       239,608 SH         SOLE      NONE     239,608
MERRILL LYNCH & CO INC         COM              590188108      272         8,574 SH         SOLE      NONE       8,574
MERUELO MADDUX PROPERTIES IN   COM              590473104    7,225     3,314,045 SH         SOLE      NONE   3,314,045
MGIC INVT CORP WIS             COM              552848103    1,620       265,177 SH         SOLE      NONE     265,177
MICROSOFT CORP                 COM              594918104      623        22,631 SH         SOLE      NONE      22,631
NEWALLIANCE BANCSHARES INC     COM              650203102      376        30,150 SH         SOLE      NONE      30,150
NORTHERN OIL & GAS INC NEV     COM              665531109      334        25,150 SH         SOLE      NONE      25,150
NUCOR CORP                     COM              670346105      413         5,535 SH         SOLE      NONE       5,535
NVR INC                        COM              62944T105   26,287        52,566 SH         SOLE      NONE      52,566
ORACLE CORP                    COM              68389X105      206         9,791 SH         SOLE      NONE       9,791
ORCHIDS PAPER PRODS CO DEL     COM              68572N104      274        34,780 SH         SOLE      NONE      34,780
ORION MARINE GROUP INC         COM              68628V308   17,378     1,229,888 SH         SOLE      NONE   1,229,888
PARK NATL CORP                 COM              700658107    1,379        25,593 SH         SOLE      NONE      25,593
PAYCHEX INC                    COM              704326107      263         8,407 SH         SOLE      NONE       8,407
PFIZER INC                     COM              717081103   14,767       845,301 SH         SOLE      NONE     845,301
PHILIP MORRIS INTL INC         COM              718172109    9,142       185,099 SH         SOLE      NONE     185,099
PINNACLE GAS RESOURCES INC     COM              723464301    6,381     1,772,474 SH         SOLE      NONE   1,772,474
PROCTER & GAMBLE CO            COM              742718109      524         8,621 SH         SOLE      NONE       8,621
QUEST RESOURCE CORP            COM NEW          748349305      384        33,660 SH         SOLE      NONE      33,660
RADIAN GROUP INC               COM              750236101       29        20,054 SH         SOLE      NONE      20,054
RAIT FINANCIAL TRUST           COM              749227104   11,373     1,532,746 SH         SOLE      NONE   1,532,746
RLI CORP                       COM              749607107    5,851       118,267 SH         SOLE      NONE     118,267
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      272         3,326 SH         SOLE      NONE       3,326
SEABRIGHT INSURANCE HLDGS IN   COM              811656107   10,982       758,434 SH         SOLE      NONE     758,434
SEARS HLDGS CORP               COM              812350106    5,942        80,666 SH         SOLE      NONE      80,666
SELECT COMFORT CORP            COM              81616X103       45        27,300 SH         SOLE      NONE      27,300
SHERWIN WILLIAMS CO            COM              824348106   18,650       406,048 SH         SOLE      NONE     406,048
SOVEREIGN BANCORP INC          COM              845905108       96        13,006 SH         SOLE      NONE      13,006
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309      118        22,025 SH         SOLE      NONE      22,025
TELEPHONE & DATA SYS INC       COM              879433100   13,092       276,972 SH         SOLE      NONE     276,972
TELEPHONE & DATA SYS INC       SPL COM          879433860      265         6,005 SH         SOLE      NONE       6,005
TELLABS INC                    COM              879664100      146        31,418 SH         SOLE      NONE      31,418
ST JOE CO                      COM              790148100      326         9,500 SH         SOLE      NONE       9,500
THOMAS PPTYS GROUP INC         COM              884453101      773        78,540 SH         SOLE      NONE      78,540
TIMBERLAND CO                  CL A             887100105      182        11,115 SH         SOLE      NONE      11,115
TOWER GROUP INC                COM              891777104    3,173       149,730 SH         SOLE      NONE     149,730
TRINITY INDS INC               COM              896522109      204         5,877 SH         SOLE      NONE       5,877
TYCO ELECTRONICS LTD           COM NEW          G9144P105    2,450        68,405 SH         SOLE      NONE      68,405
TYCO INTL LTD BERMUDA          SHS              G9143X208    7,215       180,207 SH         SOLE      NONE     180,207
UNITED PARCEL SERVICE INC      CL B             911312106    3,074        50,000 SH         SOLE      NONE      50,000
US BANCORP DEL                 COM NEW          902973304      414        14,828 SH         SOLE      NONE      14,828
UST INC                        COM              902911106    9,515       174,234 SH         SOLE      NONE     174,234
WALGREEN CO                    COM              931422109      335        10,311 SH         SOLE      NONE      10,311
WELLS FARGO & CO NEW           COM              949746101      246        10,355 SH         SOLE      NONE      10,355
WILLIAMS CTLS INC              COM NEW          969465608    1,424       112,415 SH         SOLE      NONE     112,415
WYETH                          WYETH            983024100      449         9,352 SH         SOLE      NONE       9,352
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